Share-Based Compensation - Summary of RSUs and DSUs Outstanding (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
RSUs and DSUs (#)
Outstanding, ending (in shares)	7,524,940
DSUs and RSUs
RSUs and DSUs (#)
Outstanding, beginning (in shares)	1,314,534	1,040,544
Issued (in shares)	6,728,932	761,029
Vested, released and issued (in shares)	(326,894)	(362,774)
Expired (in shares)	(14,099)	(417)
Forfeited (in shares)	(177,533)	(123,848)
Outstanding, ending (in shares)	7,524,940	1,314,534
Weighted Average Issue Price of RSUs and DSUs ($)
Outstanding, beginning (in CAD per share) | $ / shares	$ 10.26	$ 16.46
Weighted average fair value issued (in CAD per share) | $ / shares	1.82	6.98
Vested, exercised, released and issued (in CAD per share) | $ / shares	14.25	21.01
Expired (in CAD per share) | $ / shares	27.34	113.16
Forfeited (in CAD per share) | $ / shares	4.77	10.35
Outstanding, ending (in CAD per share) | $ / shares	$ 2.64	$ 10.26
RSUs
RSUs and DSUs (#)
Outstanding, beginning (in shares)	1,100,563
Outstanding, ending (in shares)	6,614,487	1,100,563
DSUs
RSUs and DSUs (#)
Outstanding, beginning (in shares)	213,971
Outstanding, ending (in shares)	910,453	213,971